Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2025
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Finance Income and Finance Costs
21.
Finance Income and Finance Costs

Details of finance income and costs recognized in profit or loss for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Finance income
Interest income	~~W~~	134,664	87,692	51,686
Foreign currency gain		560,633	375,557	332,178
Gain on valuation of financial assets at fair value through profit or loss		5,288	532	15,677
Gain on transaction of derivatives		178,610	274,173	162,139
Gain on valuation of derivatives		239,973	145,078	16,002
Others		3,126	62	764
Total	~~W~~	1,122,294	883,094	578,446
Finance costs
Interest expense	~~W~~	723,429	909,640	702,608
Foreign currency loss		512,456	861,409	274,151
Loss on sale of trade accounts and notes receivable		48,600	26,178	20,916
Loss on valuation of financial assets at fair value through profit or loss		18,562	9,122	5,556
Loss on valuation of derivatives		316,467	5,771	139,051
Others		15,020	9,792	10,634
Total	~~W~~	1,634,534	1,821,912	1,152,916